Estimated Fair Value of Financial Instruments ( Carrying Amount of Financial Instruments Reported in Company's Consolidated Balance Sheets and Related Market or Fair Value) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017		Mar. 31, 2016
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 149,820	[1]	¥ 138,472	[2]
Carrying amount | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	149,820		138,472
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	149,820	[1]	138,472	[2]
Estimated fair value | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 149,820		¥ 138,472

[1]	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥138,472 million was not estimated, as it was not practical.